DOCUMENT AND ENTITY INFORMATION Document - shares	3 Months Ended
	Mar. 31, 2015	Aug. 28, 2015
Document Information [Line Items]
Entity Registrant Name	PBF LOGISTICS LP
Entity Central Index Key	0001582568
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		18,462,332
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		15,886,553